Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2020
Document Effective Date	Aug. 21, 2020
Prospectus Date	Aug. 21, 2020
Victory RS Small Cap Equity Fund | Class Y
Prospectus:
Trading Symbol	RSCYX
Victory RS Small Cap Equity Fund | Class R
Prospectus:
Trading Symbol	RSCKX
Victory RS Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	RSCCX
Victory RS Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GPSCX